CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible Notes
Balance, beginning of the period	$ 931	$ 815	$ 719
Accretion expense	139	116	96
Debt conversion	(1,070)
Balance, end of the period		$ 931	$ 815